Related party transactions (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due from related parties	$ 63,071	¥ 449,000	$ 188,088	¥ 1,339,000	¥ 126,400
Lirong Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amounts due from related parties	$ 63,071	¥ 449,000	$ 188,088	¥ 1,339,000	¥ 126,400